INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets, Net

	December 31,
	2022	2021
Finite-lived intangible assets:
Internal-use software	$4,200	$4,207
Less: accumulated amortization	(2,827)	(1,430)

	$1,373	$2,777

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	As of December 31, 2022, the estimated future amortization expenses of internal-use software are as follows:

Year ending December 31,
2023	$1,368
2024	5

$1,373